Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency exchange rates	6.8109	7.0288
USD [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency exchange rates	6.8932		7.1839